Cover	Apr. 15, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 15, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-40729
Entity Registrant Name	MYSEUM.AI, INC.
Entity Central Index Key	0001648960
Entity Tax Identification Number	47-2502264
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	65 Church Street
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	New Brunswick
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08901
City Area Code	732
Local Phone Number	374-3529
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	MYSE
Security Exchange Name	NASDAQ
Series A Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $49.80
Entity Addresses [Line Items]
Title of 12(b) Security	Series A Warrants, each warrant exercisable for one share of Common Stock at an exercise price of $49.80
Trading Symbol	MYSEW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Information, Former Legal or Registered Name	Myseum, Inc.